OTHER COMPREHENSIVE (LOSS) INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [abstract]
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 1,111	$ (990)	$ (1,319)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	118	0	0
(Losses) gains on hedges of net investments in foreign operations, net of income taxes of ($18) million (2016 - $19 million; 2015 - $19 million)	(530)	678	488
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	(45)	0	0
Foreign currency translation	654	(312)	(831)
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes of $18 million (2016 - $(23) million; 2015 - $(12) million)	77	(36)	(35)
Cash flow hedges	77	(36)	(35)
Net change in unrealized (losses) gains on available-for-sale securities, net of income taxes of nil (2016 - nil; 2015 - nil)	(5)	5	1
Available-for-sale securities	(5)	5	1
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations, net of income taxes of nil (2016 - nil; 2015 - nil)	5	4	(111)
Share of gains (losses) on derivatives designated as cash flow hedges, net of income taxes of $1 million (2016 - $3 million; 2015 – nil)	0	(10)	0
Share unrealized gains (losses) on available-for-sale securities, net of income taxes of nil (2016 - nil; 2015 - nil)	6	0	0
Equity accounted investments	11	(6)	(111)
Share of revaluation surplus on equity accounted investments, net of income taxes of nil (2016 - $27 million, 2015 -$1 million)	58	13	161
Net remeasurement (losses) on defined benefit plan, net of income taxes of nil (2016 – nil; 2015 – nil)	(1)	0	0
Revaluation surplus, net of income taxes of $1 million (2016 – nil; 2015 – nil)	86	90	134
Items that will not be reclassified to net income:	143	103	295
Total other comprehensive income (loss)	$ 880	$ (246)	$ (681)